ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Tansun
ACQUISITIONS
Schedule of allocation of purchase consideration

		Weighted average
	Amounts	useful lives

Cash	1,835
Accounts receivable	3,539
Other current assets	705
Property and equipment, net	1,088
Intangible assets:
Trade name	3,024	Indefinite
Contract backlogs	584	3.5 year
Customer relationships	2,580	4 years
Completed technology	3,602	5 years
Bank borrowings	(1,428)
Other current liabilities	(3,978)
Bank borrowings, less current portion	(374)
Deferred tax liabilities	(1,379)
Goodwill	8,721

Total	18,519

Dimension
ACQUISITIONS
Schedule of allocation of purchase consideration

		Weighted average
	Amounts	useful lives

Cash	1,506
Term deposits	303
Accounts receivable	3,593
Prepaid expenses and other receivable	1,021
Property and equipment, net	146
Intangible assets:
Trade name	2,197	Indefinite
Contract backlogs	641	1 year
Customer relationships	727	5 years
Non-compete agreement	782	3 years
Accounts payable	(1,091)
Deferred revenue	(129)
Income taxes payable	(79)
Accrued expenses and other payables	(982)
Deferred tax liabilities	(652)
Goodwill	6,513

Total	14,496

Consulting Business
ACQUISITIONS
Schedule of allocation of purchase consideration
		Weighted average
	Amounts	useful lives

Non-compete agreement	1,295	5 years
Trademark	647	5 years
Goodwill	1,558
Total	3,500